Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (49,120)	$ 10,226
Other comprehensive (loss) income:
Foreign currency translation adjustment	(3,868)	3,886
Comprehensive (loss) income	$ (52,988)	$ 14,112